Investment Strategy - Allspring Alternative Risk Premia Fund - R6 and Institutional Class - Alternative Risk Premia Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide investors with exposure to sources of excess return, known as alternative risk premia (ARP), which result from systematic risks and/or behavioral biases existing within the financial markets. We believe that ARP exist as compensation for investors that are willing to assume particular market risks that other investors are unable or unwilling to assume because of structural constraints or behavioral biases. The return patterns of ARP have historically displayed low correlations with one another and with traditional asset classes. We seek to maintain low correlations with stock and bond investments while producing a positive return over a 3 to 5 year period.
In order to capture various ARP, the Fund may establish both long and short positions in equities, fixed income, currencies and commodities directly or with derivatives. The derivative holdings may include futures, forwards, and swaps. The equity holdings are diversified across global developed market listed equities of any market capitalization or related derivatives. For purposes of maintaining collateral for derivative positions, a significant portion of the Fund’s assets may be held in cash or cash equivalent investments, including, but not limited to, short-term investment funds and/or  U.S. Government securities. Other than the fixed income securities that the Fund will hold directly for the purpose of maintaining collateral, the Fund’s fixed income positions will primarily be established through treasury and interest rate futures.
We will use a dynamic approach to maintain a balanced risk allocation approach to establish the Fund’s exposures to ARP, typically investing in a combination of the following strategies:
•
Value. We define value as buying assets with lower valuations and selling assets with higher valuations. Valuations relate market prices to some financial metric relevant to an asset class. For example, buying equities with lower price to book or price to equity ratios and selling assets with higher price to book or price to equity ratios. The value premia may be captured in multiple asset classes, including equities, fixed income, currencies and commodities.

•
Momentum. We define momentum as buying assets with strong recent performance and selling assets with weak recent performance. The momentum premia may be captured in multiple asset classes, including equities, fixed income, currencies and commodities.

•
Carry. Carry strategies seek to capture the tendency for higher yielding assets to provide higher total returns versus lower yielding assets. One example is to buy higher yielding currencies while selling lower yielding currencies. Carry strategies may be employed on multiple asset classes, including fixed income, currencies and commodities.

Under normal market conditions, the Fund may invest up to 25% of its total assets in the common or preferred stock of a subsidiary of the Fund that typically invests directly or indirectly in commodity-linked derivatives such as commodity forwards, commodity futures, commodity swaps, swaps on commodity futures and other commodity-linked derivative securities; it may also invest in all other securities allowed in the Fund. These holdings may contribute more than 25% of the Fund’s risk allocation.
The investment techniques employed by the Fund create leverage. As a result, the sum of the Fund’s investment exposures will typically exceed the amount of the Fund’s net assets. These exposures may vary over time. We expect gross notional exposure of the Fund to be in a range of 200% to 1200% of the net asset value of the Fund under normal market conditions; leverage may be significantly different (higher or lower) as deemed necessary by the Investment Manager. We expect net notional exposure of the Fund to be in a range of -200% to 200% of the net asset value of the Fund under normal market conditions.
Fund volatility is a statistical measurement of the dispersion of a portfolio’s returns as measured by the annualized standard deviation of its returns. By certain definitions, higher volatility tends to indicate higher risk. We will target an annualized Fund volatility of between 8% and 10%. The actual volatility may be higher or lower depending on market conditions as actual volatility can and will differ from targeted volatility.